2. Summary of Significant Accounting Policies (Details - Capitalized interest) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Interest cost capitalized	$ 2,478	$ 2,273	$ 2,268
Interest cost charged to income	18,418	9,043	9,275
Total interest cost	$ 20,896	$ 11,316	$ 11,543